Net defined benefits liability_Key actuarial assumptions used in defined benefit liability assessment (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of actuarial assumptions [Line Items]
Discount rate		2.69%	3.18%
Future wage growth rate		6.18%	6.18%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
Weighted average maturity of defined benefit liability	The weighted average maturity of defined benefit liability is a minimum of 6.91 to a maximum 11.85 years.
Bottom of range [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	2.18%
Future wage growth rate	1.89%
Top of range [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	2.50%
Future wage growth rate	6.00%